Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Changes in the balances of each component of accumulated other comprehensive income
Changes in the balances of each component of accumulated other comprehensive income for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Unrealized Gain (Loss) on Foreign Currency Translation	Unrealized Gain (Loss) on Marketable Securities	Unrealized Gain (Loss) on Interest Rate Swaps	Accumulated Other Comprehensive Income
	(In thousands)
BALANCE, December 31, 2011	$(7,969)	$8	$(21,275)	$(29,236)
Other comprehensive income (loss), net of tax	1,843	(8)	(5,656)	(3,821)
BALANCE, December 31, 2012	(6,126)	—	(26,931)	(33,057)
Other comprehensive income (loss), net of tax	(31,701)	—	13,081	(18,620)
BALANCE, December 31, 2013	(37,827)	—	(13,850)	(51,677)
Other comprehensive income (loss), net of tax	(26,248)	—	(4,059)	(30,307)
BALANCE, December 31, 2014	$(64,075)	$—	$(17,909)	$(81,984)